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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act
file number                         811-09913
-------------------------------------------------------------------------------

                          AIM Counselor Series Trust
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               11 Greenway Plaza, Suite 100 Houston, Texas 77046
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


 Robert H. Graham     11 Greenway Plaza,  Suite 100  Houston, Texas  77046
-------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code:        (713)626-1919
                                                      -------------------------

Date of fiscal year end:  8/31
                          ----
Date of reporting period: 11/30/05
                          --------

Item 1.  Schedule of Investments.

                       AIM ADVANTAGE HEALTH SCIENCES FUND
          Quarterly Schedule of Portfolio Holdings - November 30, 2005

AIM investments.com            I-AHS-QTR-1 11/05            A I M Advisors, Inc.

                      (AIM INVESTMENTS--registered trademark--LOGO APPEARS HERE)

                              Your goals. Our solutions.--registered trademark--

SCHEDULE OF INVESTMENTS
November 30, 2005
(Unaudited)

                                                                           SHARES        VALUE
                                                                         ----------   -----------
DOMESTIC COMMON STOCKS & OTHER EQUITY INTERESTS--89.61%
BIOTECHNOLOGY--24.86%
Abgenix, Inc.                                             (a)(b)             28,700   $   393,477
Affymetrix, Inc.                                          (a)(b)             13,400       659,816
Alexion Pharmaceuticals, Inc.                             (a)                 9,587       187,042
Amgen Inc.                                                (a)(b)             38,633     3,126,569
ARIAD Pharmaceuticals, Inc.                               (a)(b)             87,600       540,492
Array BioPharma Inc.                                      (a)(b)             70,802       475,789
Biogen Idec Inc.                                          (a)(b)             72,400     3,099,444
Charles River Laboratories International, Inc.            (a)(b)             18,887       860,492
Coley Pharmaceutical Group, Inc.                          (a)(b)             25,800       411,768
Cubist Pharmaceuticals, Inc.                              (a)                40,918       925,156
Digene Corp.                                              (a)(b)             51,100     1,401,162
DOV Pharmaceutical, Inc.                                  (a)(b)             62,581       903,707
Evolutionary Genomics (Acquired 09/15/97-06/25/98;
   Cost $408,490)                                         (a)(c)(d)(e)    3,663,120             0
Exelixis, Inc.                                            (a)(b)             45,700       369,256
Genomic Heatlh, Inc.                                      (a)               115,100     1,061,222
Genzyme Corp.                                             (a)                19,204     1,427,625
Human Genome Sciences, Inc.                               (a)(b)             84,200       778,850
Idenix Pharmaceuticals, Inc.                              (a)(b)             16,459       341,689
Immunicon Corp.                                           (a)                41,535       173,201
InterMune, Inc.                                           (a)(b)             48,700       703,715
Invitrogen Corp.                                          (a)(b)             24,000     1,599,600
Keryx Biopharmaceuticals, Inc.                            (a)(b)             13,747       190,946
Mannkind Corp.                                            (a)(b)             79,500     1,031,115
Martek Biosciences Corp.                                  (a)(b)             16,000       419,360
MedImmune, Inc.                                           (a)(b)             42,656     1,531,777
NPS Pharmaceuticals, Inc.                                 (a)(b)              8,208        95,131
OSI Pharmaceuticals, Inc.                                 (a)(b)             17,400       421,950
Panacos Pharmaceuticals, Inc.                             (a)(b)             82,237       650,495
Pharmion Corp.                                            (a)(b)             12,000       208,440
Protein Design Labs, Inc.                                 (a)(b)            290,846     8,100,061
Rigel Pharmaceuticals, Inc.                               (a)(b)             16,100       352,912
Senomyx, Inc.                                             (a)(b)             15,603       198,782
Serologicals Corp.                                        (a)(b)             53,300     1,070,264
Sunesis Pharmaceuticals, Inc.                             (a)                90,500       483,270
Tercica, Inc.                                             (a)(b)             82,300       781,027
Theravance, Inc.                                          (a)                15,700       329,386
TorreyPines Therapeutics, Inc. (Acquired 09/15/97-
   06/25/98; Cost $202,031)                               (a)(c)(d)(e)       67,828        67,828
Vertex Pharmaceuticals Inc.                               (a)                 9,333       237,991
ZymoGenetics, Inc.                                        (a)(b)             43,300       694,965
                                                                                      -----------
                                                                                       36,305,772
                                                                                      ===========
DRUG RETAIL--1.07%
CVS Corp.                                                 (b)                57,637     1,557,352
                                                                                      ===========

                                                                           SHARES        VALUE
                                                                         ----------   -----------
HEALTH CARE DISTRIBUTORS--2.60%
Cardinal Health, Inc.                                                        17,643   $ 1,128,270
MWI Veterinary Supply, Inc.                               (a)(b)             63,498     1,481,408
PSS World Medical, Inc.                                   (a)(b)             72,523     1,194,454
                                                                                       ----------
                                                                                        3,804,132
                                                                                       ==========
HEALTH CARE EQUIPMENT--23.32%
Advanced Medical Optics, Inc.                             (a)(b)             51,317     2,176,354
AtriCure, Inc.                                            (a)                11,626       147,534
ATS Medical, Inc.                                         (a)(b)             77,079       231,237
Beckman Coulter, Inc.                                     (b)                27,500     1,531,475
Biomet, Inc.                                              (b)                41,458     1,476,734
Cytyc Corp.                                               (a)                70,981     1,952,687
Dade Behring Holdings, Inc.                               (b)                41,803     1,709,325
Dexcom, Inc.                                              (a)               107,428     1,506,141
Diagnostic Products Corp.                                                    25,856     1,177,741
Dionex Corp.                                              (a)                27,000     1,275,210
EPIX Pharmaceuticals Inc.                                 (a)(b)             20,129        99,236
Fisher Scientific International Inc.                      (a)(b)             18,000     1,160,640
Guidant Corp.                                             (b)                24,132     1,488,462
INAMED Corp.                                              (a)                15,311     1,283,674
Kinetic Concepts, Inc.                                    (a)(b)             34,750     1,353,512
Medtronic, Inc.                                           (b)                11,000       611,270
Mentor Corp.                                              (b)                33,201     1,618,217
Sensys Medical, Inc. (Acquired 04/23/04; Cost $688)       (a)(c)(d)(e)        1,449           145
Sensys Medical, Inc.-Wts., expiring 08/13/06 (Acquired
   10/18/01-04/23/04; Cost $239)                          (c)(d)(e)(f)        4,057             0
Sensys Medical, Inc.-Wts., expiring 09/17/06 (Acquired
   10/05/01-04/23/04; Cost $96)                           (c)(d)(e)(f)        1,622             0
Sensys Medical, Inc.-Wts., expiring 10/19/06 (Acquired
   11/07/01-04/23/04; Cost $96)                           (c)(d)(e)(f)        1,622             0
SonoSite, Inc.                                            (a)(b)             56,807     2,133,671
St. Jude Medical, Inc.                                    (a)                60,729     2,901,024
Stryker Corp.                                             (b)                26,000     1,125,800
Thermo Electron Corp.                                     (a)                57,500     1,773,875
Thoratec Corp.                                            (a)(b)             46,500       950,925
Varian Inc.                                               (a)(b)             35,400     1,485,384
Varian Medical Systems, Inc.                              (a)(b)             22,100     1,123,122
Vnus Medical Technologies                                 (a)(b)             31,200       257,088
Wright Medical Group, Inc.                                (a)(b)             77,807     1,508,678
                                                                                       ----------
                                                                                       34,059,161
                                                                                       ==========
HEALTH CARE FACILITIES--3.94%
Community Health Systems, Inc.                            (a)(b)             40,612     1,628,135
HCA Inc.                                                  (b)                13,800       703,662
Kindred Healthcare, Inc.                                  (a)(b)             54,802     1,519,659
LifePoint Hospitals, Inc.                                 (a)(b)             50,156     1,908,436
                                                                                       ----------
                                                                                        5,759,892
                                                                                       ==========

                                                                            SHARES       VALUE
                                                                           -------   ------------
HEALTH CARE SERVICES--6.37%
Caremark Rx, Inc.                                           (a)(b)          10,500   $    539,595
DaVita, Inc.                                                (a)             13,100        687,619
Eclipsys Corp.                                              (a)             11,078        198,629
HMS Holdings Corp.                                          (a)            175,000      1,321,250
Lincare Holdings Inc.                                       (a)(b)          17,764        762,609
Medco Health Solutions, Inc.                                (a)(b)          29,194      1,566,258
Pharmaceutical Product Development, Inc.                    (b)             65,800      3,835,482
SFBC International, Inc.                                    (a)(b)          18,824        396,998
                                                                                     ------------
                                                                                        9,308,440
                                                                                     ============
HEALTH CARE SUPPLIES--0.96%
Gen-Probe Inc.                                              (a)(b)           4,773        220,369
Immucor, Inc.                                               (a)(b)          47,723      1,182,099
                                                                                     ------------
                                                                                        1,402,468
                                                                                     ============
MANAGED HEALTH CARE--13.07%
Aetna Inc.                                                                  19,800      1,831,302
CIGNA Corp.                                                                 13,744      1,546,475
Coventry Health Care, Inc.                                  (a)(b)          33,789      2,012,811
Health Net, Inc.                                            (a)(b)          62,343      3,181,363
Humana Inc.                                                 (a)             12,100        554,543
PacifiCare Health Systems, Inc.                             (a)(b)          52,400      4,508,496
Sierra Health Services, Inc.                                (a)(b)          14,934      1,168,137
WellPoint, Inc.                                             (a)(b)          55,800      4,287,114
                                                                                     ------------
                                                                                       19,090,241
                                                                                     ============
PHARMACEUTICALS--13.42%
AtheroGenics, Inc.                                          (a)(b)          61,200        917,388
Cypress Bioscience, Inc.                                    (a)(b)          29,323        165,675
Endo Pharmaceuticals Holdings Inc.                          (a)(b)          59,411      1,777,577
First Horizon Pharmaceutical Corp.                          (a)(b)          69,002      1,215,815
Forest Laboratories, Inc.                                   (a)(b)          36,000      1,406,520
Impax Laboratories, Inc.                                    (a)             53,600        533,320
IVAX Corp.                                                  (a)             16,100        482,356
Johnson & Johnson                                                            3,200        197,600
K-V Pharmaceutical Co.                                      (a)(b)          48,400        958,320
Lilly (Eli) and Co.                                                         29,212      1,475,206
Medicines Co. (The)                                         (a)(b)          72,800      1,330,056
Medicis Pharmaceutical Corp.-Class A                        (b)             23,419        747,300
Merck & Co. Inc.                                            (b)            108,451      3,188,459
MGI Pharma, Inc.                                            (a)(b)          33,300        657,342
Noven Pharmaceuticals, Inc.                                 (a)(b)          54,000        729,540
Salix Pharmaceuticals, Ltd.                                 (a)(b)          39,200        759,304
Sepracor Inc.                                               (a)(b)           6,646        365,397
Wyeth                                                       (b)             59,368      2,467,334
XenoPort, Inc.                                              (a)(b)          17,895        227,088
                                                                                     ------------
                                                                                       19,601,597
                                                                                     ============
Total Domestic Common Stocks & Other Equity Interests
   (Cost $112,348,250)                                                                130,889,055
                                                                                     ============

                                                                            SHARES       VALUE
                                                                           -------   ------------
FOREIGN STOCKS & OTHER EQUITY
INTERESTS--21.09%
CANADA--0.40%
Cardiome Pharma Corp. (Pharmaceuticals)                     (a)             27,700    $   239,051
QLT Inc. (Biotechnology)                                    (a)(b)          54,111        352,263
                                                                                      -----------
                                                                                          591,314
                                                                                      ===========
DENMARK--0.55%
Novo Nordisk A.S.-Class B (Pharmaceuticals)                 (g)             15,100        810,896
                                                                                      ===========
FRANCE--2.22%
Sanofi-Aventis-ADR (Pharmaceuticals)                                        80,500      3,236,905
                                                                                      ===========
GERMANY--0.98%
Merck KGaA (Pharmaceuticals)                                (g)             17,527      1,431,739
                                                                                      ===========
ISRAEL--0.95%
Taro Pharmaceutical Industries Ltd. (Pharmaceuticals)       (a)(b)          69,342        921,555
Teva Pharmaceutical Industries Ltd.-ADR (Pharmaceuticals)   (b)             11,300        461,944
                                                                                      -----------
                                                                                        1,383,499
                                                                                      ===========
JAPAN--2.45%
Eisai Co., Ltd. (Pharmaceuticals)                           (g)             65,000      2,493,588
Shionogi & Co., Ltd. (Pharmaceuticals)                                      88,000      1,081,043
                                                                                      -----------
                                                                                        3,574,631
                                                                                      ===========
NETHERLANDS--0.20%
Akzo Nobel N.V.-ADR (Diversifed Chemicals)                  (b)              6,600        294,690
                                                                                      ===========
SWITZERLAND--11.30%
Novartis A.G.-ADR (Pharmaceuticals)                         (b)             66,400      3,479,360
Roche Holding A.G. (Pharmaceuticals)                        (g)             87,000     13,021,943
                                                                                      -----------
                                                                                       16,501,303
                                                                                      ===========
UNITED KINGDOM--2.04%
Shire Pharmaceuticals Group PLC-ADR
   (Pharmaceuticals)                                        (b)             81,400      2,974,356
                                                                                      -----------
Total Foreign Stocks & Other Equity Interests
   Cost $26,461,132)                                                                   30,799,333
                                                                                      ===========
PREFERRED STOCKS--4.96%
BIOTECHNOLOGY--0.20%
Athersys Inc.-Class F, Conv. Pfd.(Acquired 04/17/00;
   (Cost $5,000,000)                                        (a)(c)(d)(e)   416,667        297,924
Cengent Therapeutics, Inc.-Series D, Pfd. (Acquired
   03/24/00; Cost $4,000,003)                               (a)(c)(d)(e)   650,407              0
Ingenex, Inc.-Series B, Pfd. (Acquired 09/27/94; Cost
   $600,000)                                                (a)(c)(d)(e)   103,055              0
                                                                                      -----------
                                                                                          297,924
                                                                                      ===========

                                                                               SHARES         VALUE
                                                                            -----------   ------------
HEALTH CARE DISTRIBUTORS--0.87%
Locus Pharmaceuticals, Inc.-Series C, Pfd.
   (Acquired 11/21/00; Cost $4,500,000)                   (a)(c)(d)(e)        2,000,000    $  978,000
Locus Pharmaceuticals, Inc.-Series D, Pfd.
   (Acquired 09/06/01; Cost $2,352,940)                   (a)(c)(d)(e)          588,235       287,647
                                                                                           ----------
                                                                                            1,265,647
                                                                                           ==========
HEALTH CARE EQUIPMENT--3.42%
Masimo Corp.-Series C, Pfd.
   (Acquired 10/07/98; Cost $1,000,000)                   (a)(c)(d)(e)          125,000     1,000,000
Masimo Corp.-Series F, Conv. Pfd.
   (Acquired 09/14/99; Cost $174,999)                     (a)(c)(d)(e)           15,909       174,999
Neothermia Corp.-Series C, Pfd.
   (Acquired 03/26/01; Cost $2,000,001)                   (a)(c)(d)(e)        2,439,026     2,219,514
Sensys Medical, Inc.-Series A-2, Pfd.
   (Acquired 02/25/98-09/30/05; Cost $7,627,993)          (a)(c)(d)(e)(h)     2,173,209     1,608,174
                                                                                           ----------
                                                                                            5,002,687
                                                                                           ==========
PHARMACEUTICALS--0.47%
BioImagene, Inc.-Series B-2, Pfd.
   (Acquired 05/24/01; Cost $1,350,000)                   (a)(c)(d)(e)          101,919       102,663
Predix Pharmaceuticals Holdings, Inc.-Series
   AB, Conv. Pfd.(Acquired 11/07/97-09/21/04;
   Cost $1,511,468)                                       (a)(c)(d)(e)        1,471,072       367,768
Predix Pharmaceuticals Holdings, Inc.-Series
   C, Conv. Pfd.(Acquired 08/05/04; Cost $187,323)        (a)(c)(d)(e)          850,039       212,510
                                                                                           ----------
                                                                                              682,941
                                                                                           ==========
Total Preferred Stocks (Cost $30,304,727)                                                   7,249,199
                                                                                           ==========

                                                                             PRINCIPAL
                                                                               AMOUNT
                                                                            -----------
BONDS & NOTES--0.15%
HEALTH CARE EQUIPMENT--0.15%
Sensys Medical, Inc., Sec. Notes, 8.00%,
   12/31/05 (Acquired 03/16/05-06/15/05;
   Cost $222,563)                                         (c)(d)(e)           $ 222,563        222,563
                                                                              =========        =======

                                                                               SHARES
                                                                            -----------
MONEY MARKET FUNDS--2.69%
Premier Portfolio-Institutional Class (Cost $3,925,985)   (i)                 3,925,985      3,925,985
                                                                                           ===========
TOTAL INVESTMENTS--118.50% (excluding investments
purchased with cash collateral from securities loaned)
(Cost $173,262,657)                                                                        173,086,135
                                                                                           ===========
INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM
SECURITIES LOANED MONEY MARKET FUND--30.78%
Premier Portfolio-Institutional Class                     (i)(j)             44,966,805     44,966,805
                                                                                          ============
Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $44,966,805)                                       44,966,805
                                                                                          ============
TOTAL INVESTMENTS--149.28%  (Cost $218,229,462)                                            218,052,940
                                                                                          ============
OTHER ASSETS LESS LIABILITIES--(49.28%)                                                    (71,979,468)
                                                                                          ============
NET ASSETS--100.00%                                                                       $146,073,472
                                                                                          ============

                                                                              SHARES
                                                                               SOLD
                                                                               SHORT         VALUE
                                                                            -----------   -----------
SECURITIES SOLD SHORT--7.55% (K)

COMMON STOCKS-- 7.55%

BIOTECHNOLOGY--2.78%
Celgene Corp.                                                                  10,000     $   609,200
Northfield Laboratories Inc.                                                   30,000         384,600
United Therapeutics Corp.                                                      43,000       3,071,490
                                                                                          -----------
                                                                                            4,065,290
                                                                                          ===========
HEALTH CARE DISTRIBUTORS--1.65%
AmerisourceBergen Corp.                                                        30,000       2,410,500
                                                                                          ===========
HEALTH CARE EQUIPMENT--0.81%
Quidel Corp.                                                                   85,000       1,186,600
                                                                                          ===========
HEALTH CARE FACILITIES--0.86%
Genesis HealthCare Corp.                                                       30,000       1,261,500
                                                                                          ===========
HEALTH CARE SERVICES--1.45%
Express Scripts, Inc.                                                          25,000       2,111,500
                                                                                          -----------
Total Common Stock Securities Sold Short (Total
Proceeds $9,274,625)                                                                      $11,035,390
                                                                                          ===========

Investment Abbreviations:

ADR                         American Depositary Receipt
Conv.                       Convertible
Pfd.                        Preferred
Sec.                        Secured
Wts.                        Warrants

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at November 30, 2005.

(c) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate value of these securities at November 30, 2005 was $7,539,735, which represented 5.16% of the Fund's Net Assets. These securities are considered to be illiquid. The Fund is limited to investing 15% of net asses in illiquid securities at the time of purchase.

(d) Security fair valued in good faith in accordance with the procedures established by the Board of Trustees. The aggregate value of these securities at November 30, 2005 was $7,539,735, which represented 5.16% of the Fund's Net Assets. See Note 1A.

(e)  Security is considered venture capital. See Note 1G.

(f) Non-income producing security acquired as part of a unit with or in exchange for other securities.

(g) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at November 30, 2005 was $17,758,166, which represented 12.16% of the Fund's Net Assets. See Note 1A.

(h) Affiliated company. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of November 30, 2005 represented 1.10% of the Fund's Net Assets. See Note 2.

(i) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(j) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

(k) Collateral on short sales segregated by the Fund in the amount of $11,667,750, which represents 105.73% of the value of securities sold short.

     See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. SECURITIES SOLD SHORT - The Fund may enter into short sales of securities which it concurrently holds (against the box) or for which it holds no corresponding position (naked). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the procedures for security valuations disclosed in "A" above. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. The Fund is required to segregate cash or securities as collateral in margin accounts at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sales transactions. Margin interest is the income earned (or expense incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received from the short sales.

E. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

F. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

G. VENTURE CAPITAL INVESTMENTS - The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the markets for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

H. COLLATERAL - To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day. This practice does not apply to securities pledged as collateral for securities lending transactions.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in an affiliated money market fund for the three months ended November 30, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                       CHANGE IN
                                                       PROCEEDS       UNREALIZED                             REALIZED
                            VALUE      PURCHASES         FROM        APPRECIATION       VALUE     DIVIDEND     GAIN
          FUND            08/31/05      AT COST         SALES       (DEPRECIATION)    11/30/05     INCOME     (LOSS)
----------------------   ----------   -----------   -------------   --------------   ----------   --------   --------
Premier Portfolio-
   Institutional Class   $1,304,848   $29,535,891   $(26,914,754)         $--        $3,925,985    $45,273      $--
                         ==========   ===========   ============          ===        ==========    =======      ===

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                      CHANGE IN
                                                      PROCEEDS       UNREALIZED                                 REALIZED
                            VALUE      PURCHASES         FROM       APPRECIATION        VALUE      DIVIDEND       GAIN
          FUND            08/31/05      AT COST         SALES      (DEPRECIATION)      11/30/05    INCOME (a)    (LOSS)
----------------------   ----------   -----------   ------------   --------------    -----------   ----------   --------
Premier Portfolio-
   Institutional Class   $4,085,119   $78,422,569   $(37,540,883)        $--         $44,966,805     $4,953       $--
                         ==========   ===========   ============         ===         ===========     ======       ===

(a)  Net of compensation to counterparties.

INVESTMENTS IN OTHER AFFILIATES:

The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The following is a summary of the transactions with affiliates for the three months ended November 30, 2005.

                                                                    CHANGE IN
                                                     PROCEEDS       UNREALIZED                              REALIZED
                         VALUE       PURCHASES         FROM        APPRECIATION       VALUE      DIVIDEND     GAIN
         FUND          08/31/05       AT COST         SALES       (DEPRECIATION)     11/30/05     INCOME     (LOSS)
-------------------   ----------   ------------   -------------   --------------   -----------   --------   --------
Sensys Medical,
   Inc.-series A-2,
   Pfd.(b)            $1,301,846   $    306,328   $     --              $--        $ 1,608,174   $   --        $--
                      ----------   ------------   -------------         ---        -----------   --------      ----
TOTAL                 $6,691,813   $108,264,788   $(64,455,637)         $--        $50,500,964   $50,226       $--
                      ==========   ============   =============         ===        ===========   ========      ====

(b) Sensys Medical, Inc.-Series A-1, Pfd. shares were converted into Sensys Medical, Inc.-Series A-2, Pfd. shares.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

     At November 30, 2005, securities with an aggregate value of $43,990,355 were on loan to brokers. The loans were secured by cash collateral of $44,966,805 received by the Fund and subsequently invested in an affiliated money market fund. For the three months ended November 30, 2005, the Fund received dividends on cash collateral of $4,953 for securities lending transactions, which are net of rebates.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended November 30, 2005 was $26,934,597 and $28,860,926, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of:
   Investment securities                               $ 26,934,597
   Securities sold short                                     55,227
Aggregate unrealized (depreciation) of:
   Investment securities                                (28,860,926)
   Securities sold short                                 (1,815,992)
                                                       ------------
Net unrealized appreciation (depreciation)
   of investment securities                            $ (3,687,094)
                                                       ============

Cost of investments for tax purposes is $219,979,269.

Proceeds from securities sold short are the same for tax and financial statement purposes.

                             AIM MULTI-SECTOR FUND

          Quarterly Schedule of Portfolio Holdings - November 30, 2005

AIMinvestments.com             I-MSE-QTR-1 11/05            A I M Advisors, Inc.

                        AIM INVESTMENTS--registered trademark--LOGO APPEARS HERE
                                Your goals. Our solutions.--registered trademark

         SCHEDULE OF INVESTMENTS
         November 30, 2005
         (Unaudited)

                                                                                          SHARES                      VALUE
                                                                                          ------                      -----
         DOMESTIC COMMON STOCKS--76.76%

         ADVERTISING--1.95%

         Omnicom Group Inc.                                                               65,230                  $  5,515,849
                                                                                                                  ------------
         APPAREL, ACCESSORIES & LUXURY GOODS--0.90%

         Polo Ralph Lauren Corp.                                                          47,730                     2,558,328
                                                                                                                  ------------
         APPLICATION SOFTWARE--1.33%

         Amdocs Ltd.                                         (a)                          46,868                     1,238,721
         Autodesk, Inc.                                                                   60,971                     2,543,710
                                                                                                                  ------------
                                                                                                                     3,782,431
                                                                                                                  ------------
         ASSET MANAGEMENT & CUSTODY BANKS--2.12%

         Bank of New York Co., Inc. (The)                                                 69,300                     2,245,320
         Federated Investors, Inc.-Class B                                                55,300                     2,020,662
         State Street Corp.                                                               30,400                     1,753,776
                                                                                                                  ------------
                                                                                                                     6,019,758
                                                                                                                  ------------
         BIOTECHNOLOGY--1.93%

         Amgen Inc.                                          (a)                          21,200                     1,715,716
         Cubist Pharmaceuticals, Inc.                        (a)                          50,700                     1,146,327
         Protein Design Labs, Inc.                           (a)                          93,400                     2,601,190
                                                                                                                  ------------
                                                                                                                     5,463,233
                                                                                                                  ------------

         BROADCASTING & CABLE TV--1.89%

         Cablevision Systems Corp.-Class A                   (a)                          84,760                     2,005,422
         Comcast Corp.-Class A                               (a)                          49,490                     1,306,536
         Liberty Media Corp.-Class A                         (a)                         267,393                     2,053,578
                                                                                                                  ------------
                                                                                                                     5,365,536
                                                                                                                  ------------
         CASINOS & GAMING--2.61%

         Harrah's Entertainment, Inc.                                                     82,660                     5,628,319
         International Game Technology                                                    59,806                     1,755,306
                                                                                                                  ------------
                                                                                                                     7,383,625
                                                                                                                  ------------
         COMMUNICATIONS EQUIPMENT--2.55%

         Corning Inc.                                        (a)                         118,300                     2,395,575
         Motorola, Inc.                                                                   98,911                     2,382,766
         QUALCOMM Inc.                                                                    53,708                     2,442,103
                                                                                                                  ------------
                                                                                                                     7,220,444
                                                                                                                  ------------

                                                                                          SHARES                      VALUE
                                                                                          ------                      -----
         COMPUTER HARDWARE--2.83%

         Apple Computer, Inc.                                (a)(b)                       46,200                  $  3,133,284
         Hewlett-Packard Co.                                                              84,111                     2,495,573
         International Business Machines Corp.                                            26,831                     2,385,276
                                                                                                                  ------------
                                                                                                                     8,014,133
                                                                                                                  ------------
         COMPUTER STORAGE & PERIPHERALS--0.58%

         EMC Corp.                                           (a)                         118,700                     1,653,491
                                                                                                                  ------------
         CONSUMER FINANCE--0.59%

         Capital One Financial Corp.                                                      20,000                     1,661,200
                                                                                                                  ------------
         DIVERSIFIED BANKS--2.15%

         Bank of America Corp.                                                            39,882                     1,830,185
         U.S. Bancorp                                                                     38,600                     1,168,808
         Wachovia Corp.                                                                   43,000                     2,296,200
         Wells Fargo & Co.                                                                12,800                       804,480
                                                                                                                  ------------
                                                                                                                     6,099,673
                                                                                                                  ------------
         DIVERSIFIED COMMERCIAL & PROFESSIONAL
         SERVICES--0.55%

         Cendant Corp.                                                                    88,094                     1,565,430
                                                                                                                  ------------
         HEALTH CARE EQUIPMENT--2.03%

         St. Jude Medical, Inc.                              (a)                          47,000                     2,245,190
         Thermo Electron Corp.                               (a)                          74,904                     2,310,788
         Wright Medical Group, Inc.                          (a)                          62,473                     1,211,352
                                                                                                                  ------------
                                                                                                                     5,767,330
                                                                                                                  ------------
         HEALTH CARE FACILITIES--0.84%

         Community Health Systems, Inc.                      (a)                          30,000                     1,202,700
         LifePoint Hospitals, Inc.                           (a)                          31,047                     1,181,338
                                                                                                                  ------------
                                                                                                                     2,384,038
                                                                                                                  ------------
         HEALTH CARE SERVICES--1.33%

         Caremark Rx, Inc.                                   (a)                           4,900                       251,811
         Medco Health Solutions, Inc.                        (a)                          28,606                     1,534,712
         Pharmaceutical Product Development, Inc.                                         34,100                     1,987,689
                                                                                                                  ------------
                                                                                                                     3,774,212
                                                                                                                  ------------
         HOTELS, RESORTS & CRUISE LINES--3.73%

         Carnival Corp.                                                                   60,018                     3,270,381
         Hilton Hotels Corp.                                                              80,527                     1,765,152
         Marriott International, Inc.-Class A                                             25,127                     1,623,455
         Royal Carribbean Cruises Ltd.                                                    24,763                     1,135,631
         Starwood Hotels & Resorts Worldwide, Inc.           (c)                          46,076                     2,787,598
                                                                                                                  ------------
                                                                                                                    10,582,217
                                                                                                                  ------------
         INSURANCE BROKERS--0.50%

         Marsh & McLennan Cos., Inc.                                                      46,200                     1,427,118
                                                                                                                  ------------

                                                                                          SHARES                      VALUE
                                                                                          ------                      -----
         INTEGRATED OIL & GAS--3.45%

         Amerada Hess Corp.                                                               20,000                  $  2,450,400
         ConocoPhillips                                                                   38,000                     2,299,380
         Exxon Mobil Corp.                                                                10,000                       580,300
         Murphy Oil Corp.                                                                 90,000                     4,451,400
                                                                                                                  ------------
                                                                                                                     9,781,480
                                                                                                                  ------------
         INTERNET SOFTWARE & SERVICES--4.06%

         Akamai Technologies, Inc.                           (a)                         157,038                     3,134,479
         Google Inc.-Class A                                 (a)                           8,324                     3,371,137
         Yahoo! Inc.                                         (a)                         124,275                     4,999,583
                                                                                                                  ------------
                                                                                                                    11,505,199
                                                                                                                  ------------
         INVESTMENT BANKING & BROKERAGE--1.75%

         Merrill Lynch & Co., Inc.                                                        41,300                     2,743,146
         Morgan Stanley                                                                   39,600                     2,218,788
                                                                                                                  ------------
                                                                                                                     4,961,934
                                                                                                                  ------------
         IT CONSULTING & OTHER SERVICES--0.58%

         Cognizant Technology Solutions Corp.-Class A        (a)                          33,600                     1,632,624
                                                                                                                  ------------
         MANAGED HEALTH CARE--1.43%

         Aetna Inc.                                                                        7,800                       721,422
         PacifiCare Health Systems, Inc.                     (a)                          10,300                       886,212
         WellPoint, Inc.                                     (a)                          31,921                     2,452,490
                                                                                                                  ------------
                                                                                                                     4,060,124
                                                                                                                  ------------
         MOVIES & ENTERTAINMENT--2.28%

         News Corp.-Class A                                                              220,270                     3,262,199
         Time Warner Inc.                                                                112,125                     2,016,008
         Walt Disney Co. (The)                                                            47,870                     1,193,399
                                                                                                                  ------------
                                                                                                                     6,471,606
                                                                                                                  ------------
         MULTI-LINE INSURANCE--0.60%

         Hartford Financial Services Group, Inc. (The)                                    19,400                     1,694,978
                                                                                                                  ------------
         OIL & GAS DRILLING--2.61%

         Nabors Industries Ltd.                              (a)                          34,000                     2,380,340
         Noble Corp.                                                                      34,000                     2,450,380
         Transocean Inc.                                     (a)                          40,000                     2,553,600
                                                                                                                  ------------
                                                                                                                     7,384,320
                                                                                                                  ------------
         OIL & GAS EQUIPMENT & SERVICES--4.73%

         Cal Dive International, Inc.                        (a)                          40,000                     2,904,400
         Grant Prideco, Inc.                                 (a)                          65,000                     2,495,350
         National-Oilwell Varco Inc.                         (a)                          42,000                     2,546,040
         Schlumberger Ltd.                                                                28,000                     2,680,440
         Weatherford International Ltd.                      (a)                          40,000                     2,780,400
                                                                                                                  ------------
                                                                                                                    13,406,630
                                                                                                                  ------------

                                                                                          SHARES                      VALUE
                                                                                          ------                      -----
         OIL & GAS EXPLORATION & PRODUCTION--2.98%

         Apache Corp.                                                                     40,000                  $  2,611,200
         Barrett (Bill) Corp.                                (a)                          80,000                     3,140,000
         Cheniere Energy, Inc.                               (a)                          75,000                     2,687,250
                                                                                                                  ------------
                                                                                                                     8,438,450
                                                                                                                  ------------
         OIL & GAS REFINING & MARKETING --0.81%

         Valero Energy Corp.                                                              24,000                     2,308,800
                                                                                                                  ------------
         OIL & GAS STORAGE & TRANSPORTATION--0.99%

         Williams Cos., Inc. (The)                                                       130,000                     2,795,000
                                                                                                                  ------------
         OTHER DIVERSIFIED FINANCIAL SERVICES--2.19%

         Citigroup Inc.                                                                   69,300                     3,364,515
         JPMorgan Chase & Co.                                                             73,976                     2,829,582
                                                                                                                  ------------
                                                                                                                     6,194,097
                                                                                                                  ------------
         PHARMACEUTICALS--3.82%

         Forest Laboratories, Inc.                           (a)                          28,200                     1,101,774
         Lilly (Eli) and Co.                                                              53,500                     2,701,750
         Pfizer Inc.                                                                     125,000                     2,650,000
         Sepracor Inc.                                       (a)                          31,000                     1,704,380
         Wyeth                                                                            64,000                     2,659,840
                                                                                                                  ------------
                                                                                                                    10,817,744
                                                                                                                  ------------
         PROPERTY & CASUALTY INSURANCE--1.52%

         ACE Ltd.                                                                         39,600                     2,197,800
         St. Paul Travelers Cos., Inc. (The)                                              45,100                     2,098,503
                                                                                                                  ------------
                                                                                                                     4,296,303
                                                                                                                  ------------
         REGIONAL BANKS--3.40%

         Cullen/Frost Bankers, Inc.                                                       36,300                     1,955,118
         Fifth Third Bancorp                                                              59,600                     2,400,092
         North Fork Bancorp., Inc.                                                        80,400                     2,170,800
         SunTrust Banks, Inc.                                                             27,500                     2,000,350
         Zions Bancorp.                                                                   14,700                     1,111,761
                                                                                                                  ------------
                                                                                                                     9,638,121
                                                                                                                  ------------
         RESTAURANTS--0.42%

         CBRL Group, Inc.                                                                 32,200                     1,191,078
                                                                                                                  ------------
         SEMICONDUCTOR EQUIPMENT--0.73%

         Applied Materials, Inc.                                                         114,016                     2,064,830
                                                                                                                  ------------
         SEMICONDUCTORS--3.51%

         Broadcom Corp.-Class A                              (a)                          79,627                     3,705,841
         Linear Technology Corp.                                                          64,121                     2,392,355
         National Semiconductor Corp.                                                     54,500                     1,410,460
         Texas Instruments Inc.                                                           74,959                     2,434,668
                                                                                                                  ------------
                                                                                                                     9,943,324
                                                                                                                  ------------

                                                                                          SHARES                      VALUE
                                                                                          ------                      -----
         SPECIALIZED CONSUMER SERVICES--0.75%

         H&R Block, Inc.                                                                  87,500                  $  2,138,500
                                                                                                                  ------------
         SYSTEMS SOFTWARE--0.53%

         Microsoft Corp.                                                                  54,010                     1,496,617
                                                                                                                  ------------
         THRIFTS & MORTGAGE FINANCE--3.21%

         Fannie Mae                                                                       59,600                     2,863,780
         Freddie Mac                                                                      33,500                     2,092,075
         Hudson City Bancorp, Inc.                                                       205,200                     2,443,932
         PMI Group, Inc. (The)                                                            42,000                     1,705,200
                                                                                                                  ------------
                                                                                                                     9,104,987
                                                                                                                  ------------
         Total Domestic Common Stocks
         (Cost $188,866,244)                                                                                       217,564,792
                                                                                                                  ------------

         FOREIGN STOCKS & OTHER EQUITY INTERESTS--12.75%

         BELGIUM--1.03%

         Groupe Bruxelles Lambert S.A.
         Multi-Sector Holdings)                              (d)                          31,832                     2,916,814
                                                                                                                  ------------
         CANADA--1.51%

         QLT Inc. (Biotechnology)                            (a)                         218,600                     1,423,086
         Talisman Energy Inc.
         (Oil & Gas Exploration & Production)                                             60,000                     2,866,800
                                                                                                                  ------------
                                                                                                                     4,289,886
                                                                                                                  ------------
         DENMARK--0.76%

         Novo Nordisk A.S.-ADR (Pharmaceuticals)                                          40,000                     2,146,400
                                                                                                                  ------------
         FRANCE--2.40%

         Accor S.A. (Hotels, Resorts & Cruise Lines)         (d)                          24,185                     1,280,778
         Sanofi-Aventis-ADR (Pharmaceuticals)                                             66,100                     2,657,881
         Total S.A.-ADR (Integrated Oil & Gas)                                            23,000                     2,867,870
                                                                                                                  ------------
                                                                                                                     6,806,529
                                                                                                                  ------------
         GERMANY--0.65%

         SAP A.G.-ADR (Application Software)                                              40,800                     1,842,120
                                                                                                                  ------------
         JAPAN--1.55%

         Astellas Pharma Inc. (Pharmaceuticals)              (d)                          54,000                     2,079,388
         Eisai Co., Ltd. (Pharmaceuticals)                   (d)                          60,000                     2,301,774
                                                                                                                  ------------
                                                                                                                     4,381,162
                                                                                                                  ------------
         SINGAPORE--0.73%

         Marvell Technology Group Ltd. (Semiconductors)      (a)(b)                       37,500                     2,082,750
                                                                                                                  ------------

                                                                                          SHARES                      VALUE
                                                                                          ------                      -----
         SWITZERLAND--1.64%

         Novartis A.G.-ADR (Pharmaceuticals)                                              40,400                  $  2,116,960
         Roche Holding A.G. (Pharmaceuticals)                (d)                          16,876                     2,525,958
                                                                                                                  ------------
                                                                                                                     4,642,918
                                                                                                                  ------------
         UNITED KINGDOM--2.48%

         BP PLC-ADR (Integrated Oil & Gas)                                                40,000                     2,633,600
         Diageo PLC (Distillers & Vintners)                  (d)                          90,160                     1,298,184
         InterContinental Hotels Group PLC
         (Hotels, Resorts & Cruise Lines)                    (d)                         135,528                     1,826,467
         WPP Group PLC (Advertising)                         (d)                         129,962                     1,275,260
                                                                                                                  ------------
                                                                                                                     7,033,511
                                                                                                                  ------------
         Total Foreign Stocks & Other Equity Interests
         (Cost $31,773,506)                                                                                         36,142,090
                                                                                                                  ------------

         MONEY MARKET FUNDS--9.99%

         Premier Portfolio-Institutional Class
         (Cost $28,303,817)                                  (e)                      28,303,817                    28,303,817
         ----------------------------------------------------------------------------------------------------------------------


         TOTAL INVESTMENTS--99.50%
         (Cost $248,943,567)                                                                                       282,010,699
                                                                                                                  ------------
         OTHER ASSETS LESS LIABILITIES--0.50%                                                                        1,413,577
                                                                                                                  ------------
         NET ASSETS--100.00%                                                                                     $ 283,424,276
                                                                                                                  ------------

         Investment Abbreviations:

         ADR                                                 American Depositary Receipt

         Notes to Schedule of Investments:


(a)      Non-income producing security.
(b)      A portion of this security is subject to call options written.  See Note 1F and Note 3.
(c)      Each unit represents one common share and one Class B share.
(d)      In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate value of these securities at November 30, 2005 was $15,504,623, which represented 5.47% of the Fund's Net Assets. See
         Note 1A.
(e)      The money market fund and the Fund are affiliated by having the same investment advisor.  See Note 2.

         See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
November 30, 2005
(Unaudited)

NOTE 1 -- SIGNIFICANT ACCOUNTING POLICIES

A. SECURITY VALUATIONS -- Securities, including restricted securities, are valued according to the following policy.

         A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

         Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

         Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

         Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

         Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

         Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

         Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

         Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

         The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. COUNTRY DETERMINATION -- For the purposes of making investment selection decisions and presentation in the Schedule of Investments, AIM may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer's securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be United States of America unless otherwise noted.

D. FOREIGN CURRENCY TRANSLATIONS -- Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

E. FOREIGN CURRENCY CONTRACTS -- A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security.

    The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

F. COVERED CALL OPTIONS -- The Fund may write call options, on a covered basis; that is, the Fund will own the underlying security. When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability. The amount of the liability is subsequently "marked-to-market" to reflect the current market value of the option written. The current market value of a written option is the mean between the last bid and asked prices on that day. If a written call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. A risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

G. PUT OPTIONS -- The Fund may purchase put options. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option's underlying instrument may be a security or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund's resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold.

H. COLLATERAL -- To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund's practice to replace such collateral no later than the next business day.


NOTE 2 -- INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission and approved procedures by the Board of Trustees, to invest daily available cash balances in affiliated money market funds. The Fund and the money market fund below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in an affiliated money market fund for the three months ended November 30, 2005.

                                                                CHANGE IN                                 REALIZED
                      VALUE      PURCHASES       PROCEEDS      APPRECIATION      VALUE        DIVIDEND      GAIN
  FUND              08/31/05      AT COST       FROM SALES    (DEPRECIATION)   11/30/05        INCOME      (LOSS)
  ----              --------      -------       ----------    --------------   --------        ------      ------
  Premier
  Portfolio-
  Institutional
  Class           $ 11,751,781  $ 71,662,12   $ (55,110,092    $     --       $ 28,303,817    155,994     $   --
                  ------------  -----------   -------------    -----------    ------------    -------     --------

NOTE 3 -- OPTION CONTRACTS WRITTEN


                             TRANSACTIONS DURING THE PERIOD
     ----------------------------------------------------------------------------------

                                                        CALL OPTION CONTRACTS
                                                  -------------------------------------
                                                    NUMBER OF            PREMIUMS
                                                    CONTRACTS            RECEIVED
                                                  --------------   --------------------
     Beginning of period                                  --             $    --
                                                        ----             -------
     Written                                             211              50,209
                                                        ----             -------
     Closed                                             (116)            (27,537)
                                                        ----             -------
     End of period                                        95             $22,672
                                                        ----             -------


                       OPEN OPTIONS WRITTEN AT PERIOD END

                                                              NUMBER                             CHANGE IN
                                             CONTRACT STRIKE    OF     PREMIUMS     VALUE      APPRECIATION
                                              MONTH   PRICE  CONTRACTS RECEIVED    11/30/05    (DEPRECIATION)
                                             -------- ------ --------- --------- ------------- -------------
  CALLS

  Apple Computer, Inc.                       Jan-06    $60       69      $16,380    $66,930        ($50,550)
                                             ------    ---       --      -------    -------        --------
  Marvell Technology Group Ltd.              Jan-06     60       26        6,292      3,250           3,042
                                             ------    ---       --      -------    -------        --------
  Total outstanding options written                              95      $22,672    $70,180        ($47,508)
                                                                 --      -------    -------        --------


NOTE 4 -- INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended November 30, 2005 was $77,098,870, and $19,481,716, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


                    UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
           -------------------------------------------------------------------------------------------------

           Aggregate unrealized appreciation of investment securities                       $    36,195,098
                                                                                            ---------------
           Aggregate unrealized (depreciation) of investment securities                         (3,809,784)
                                                                                            ---------------
           Net unrealized appreciation of investment securities                             $    32,385,314
                                                                                            ---------------
           Cost of investments for tax purposes is $249,625,385.

Item 2.  Controls and Procedures.

     (a) As of December 15, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of December 15, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.  Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     AIM COUNSELOR SERIES TRUST

By:      /s/ROBERT H. GRAHAM
         ------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 27, 2006


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:
         /s/ROBERT H. GRAHAM
         ------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    January 27, 2006


By:      /s/SIDNEY M. DILGREN
         ------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    January 27, 2006

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.